SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2026 HKD ($) Segment	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2026 HKD ($) $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 HKD ($) $ / shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)	Jan. 31, 2024 $ / shares
Property, Plant, and Equipment [Line Items]
Business acquisition description		the Company is entitled to a refund if net income falls below the agreed targets (Bowser: HKD2,500,000 for each of the years ending December 31, 2026 and 2027; Top Team: HKD500,000 for each of the years ending March 31, 2027 and 2028). The settlement dates are expected to be within six months from the end of each of the guarantee periods. The contractual recovery limits are HKD25,000,000 (Bowser) and HKD5,000,000 (Top Team) for each of the guarantee periods.	the Company is entitled to a refund if net income falls below the agreed targets (Bowser: HKD2,500,000 for each of the years ending December 31, 2026 and 2027; Top Team: HKD500,000 for each of the years ending March 31, 2027 and 2028). The settlement dates are expected to be within six months from the end of each of the guarantee periods. The contractual recovery limits are HKD25,000,000 (Bowser) and HKD5,000,000 (Top Team) for each of the guarantee periods.	the Company received a two-year profit guarantee from the vendor, entitling the Company to a refund each of the two years if Care U’s net income for the year ending June 30, 2026 and 2027, falls below the agreed target (HKD2,300,000 for the year ended June 30, 2026 and HKD2,600,000 for the year ending June 30, 2027, respectively). The settlement date is expected to be within six months from the end of each of the guarantee periods. The contractual recovery limits are HKD18,400,000 and HKD20,800,000 for each of the guarantee periods.
Impairment of long lived assets			$ 0	$ 0
Goodwill		$ 16,856,871			$ 131,483,596		$ 69,517,007
Intangible assets excluding goodwill		$ 8,202,069			$ 63,976,138		$ 31,081,283
Impairment of goodwill			0	0
Impairment of right of use of assets	0		0	0
Ordinary shares, par value | (per share)					$ 0		$ 0.0001			$ 0.0001
Fair value of shares issued				11,129,227
Uncertain tax positions					$ 0		$ 0
Dilutive securities	$ 0		$ 0	$ 0
Number of operating segments | Segment		3	3
2025 Equity Incentive Plan [Member]
Property, Plant, and Equipment [Line Items]
Shares issued | shares				2,682,000
Ordinary shares, par value | $ / shares						$ 0.0001
Fair value of shares issued				$ 11,129,227
Market price per share | $ / shares						$ 0.532
Bowser,Top Team and Axiom [Member]
Property, Plant, and Equipment [Line Items]
Goodwill		$ 7,944,434			$ 61,966,589
Top Spin Investment Company Limited (“Top Spin”) [Member]
Property, Plant, and Equipment [Line Items]
Goodwill							69,517,007	$ 8,912,437	$ 69,517,007
Intangible assets excluding goodwill							$ 11,004,000
Fair Value, Inputs, Level 3 [Member]
Property, Plant, and Equipment [Line Items]
Contigent consideration asset		$ 516,667	$ 4,030,000	$ 1,680,000
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Discount rate and probability weighted estimates of profit shortfalls		5.25%	5.25%
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Discount rate and probability weighted estimates of profit shortfalls		5.00%	5.00%
UNITED STATES
Property, Plant, and Equipment [Line Items]
Convenience translation exchange rate		1.00			1.00
Convenience translation, exchange rate		1			1
HONG KONG
Property, Plant, and Equipment [Line Items]
Convenience translation exchange rate		7.8			7.8
HONG KONG | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Convenience translation, exchange rate		7.75			7.75
HONG KONG | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Convenience translation, exchange rate		7.85			7.85
Performance Plus Enterprises Limited (“Performance Plus”) [Member]
Property, Plant, and Equipment [Line Items]
Subsidiary, ownership percentage, noncontrolling owner		20.00%			20.00%		20.00%